CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Millions	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Series C Preferred stock	Series D Preferred stock	Total
Beginning balance (shares) at Dec. 31, 2017							15,671,730
Beginning balance at Dec. 31, 2017							$ 60.4
Convertible Preferred Stock
Issuance of preferred stock, net of issuance costs					$ 119.8
Issuance of preferred stock (shares)					8,700,224
Exercise of Series A Preferred stock warrants							$ 0.6
Exercise of Series A Preferred stock warrants (in shares)							73,601
Ending balance (shares) at Dec. 31, 2018					8,700,224		24,445,555
Ending balance at Dec. 31, 2018					$ 119.8		$ 180.8
Beginning balance (shares) at Dec. 31, 2017	10,887,059
Beginning balance at Dec. 31, 2017	$ 0.0	$ 8.5	$ (36.9)	$ 0.0			(28.4)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	34,125
Repayment of partial recourse loan		0.1					0.1
Repayment of partial recourse loan (shares)	62,500
Stock-based compensation		2.1					2.1
Net loss			(52.9)				$ (52.9)
Ending balance (shares) at Dec. 31, 2018	10,983,684						10,983,684
Ending balance at Dec. 31, 2018	$ 0.0	10.7	(89.8)	0.0			$ (79.1)
Convertible Preferred Stock
Issuance of preferred stock (shares)							3,622
Ending balance (shares) at Mar. 31, 2019							24,449,177
Ending balance at Mar. 31, 2019							$ 180.8
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	3,125
Stock-based compensation		0.4					0.4
Net loss			(21.6)				(21.6)
Ending balance (shares) at Mar. 31, 2019	10,986,809
Ending balance at Mar. 31, 2019		11.1	(111.4)				$ (100.3)
Beginning balance (shares) at Dec. 31, 2018					8,700,224		24,445,555
Beginning balance at Dec. 31, 2018					$ 119.8		$ 180.8
Ending balance (shares) at Sep. 30, 2019							31,557,107
Ending balance at Sep. 30, 2019							$ 480.2
Beginning balance (shares) at Dec. 31, 2018	10,983,684						10,983,684
Beginning balance at Dec. 31, 2018	$ 0.0	10.7	(89.8)	0.0			$ (79.1)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net loss							(75.8)
Ending balance (shares) at Sep. 30, 2019	11,263,261
Ending balance at Sep. 30, 2019		13.5	(165.6)	(0.1)			$ (152.2)
Beginning balance (shares) at Dec. 31, 2018					8,700,224		24,445,555
Beginning balance at Dec. 31, 2018					$ 119.8		$ 180.8
Convertible Preferred Stock
Issuance of preferred stock, net of issuance costs						$ 299.4
Issuance of preferred stock (shares)					3,622	7,107,930
Ending balance (shares) at Dec. 31, 2019					8,703,846	7,107,930	31,557,107
Ending balance at Dec. 31, 2019					$ 119.8	$ 299.4	$ 480.2
Beginning balance (shares) at Dec. 31, 2018	10,983,684						10,983,684
Beginning balance at Dec. 31, 2018	$ 0.0	10.7	(89.8)	0.0			$ (79.1)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	182,057						182,057
Exercise of stock options		0.5					$ 0.5
Repayment of partial recourse loan		0.2					0.2
Repayment of partial recourse loan (shares)	105,487
Stock-based compensation		4.3					4.3
Net loss			(108.5)				(108.5)
Other comprehensive income				0.1			$ 0.1
Ending balance (shares) at Dec. 31, 2019	11,271,228						11,271,228
Ending balance at Dec. 31, 2019	$ 0.0	15.7	(198.3)	0.1			$ (182.5)
Beginning balance (shares) at Mar. 31, 2019							24,449,177
Beginning balance at Mar. 31, 2019							$ 180.8
Convertible Preferred Stock
Issuance of preferred stock, net of issuance costs							$ 174.4
Issuance of preferred stock (shares)							4,146,294
Ending balance (shares) at Jun. 30, 2019							28,595,471
Ending balance at Jun. 30, 2019							$ 355.2
Beginning balance (shares) at Mar. 31, 2019	10,986,809
Beginning balance at Mar. 31, 2019		11.1	(111.4)				(100.3)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	97,625
Exercise of stock options		0.3					0.3
Stock-based compensation		0.4					0.4
Net loss			(23.1)				(23.1)
Ending balance (shares) at Jun. 30, 2019	11,084,434
Ending balance at Jun. 30, 2019		11.8	(134.5)				(122.7)
Convertible Preferred Stock
Issuance of preferred stock, net of issuance costs							$ 125.0
Issuance of preferred stock (shares)							2,961,636
Ending balance (shares) at Sep. 30, 2019							31,557,107
Ending balance at Sep. 30, 2019							$ 480.2
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	73,340
Exercise of stock options		0.1					0.1
Repayment of partial recourse loan		0.1					0.1
Repayment of partial recourse loan (shares)	105,487
Stock-based compensation		1.5					1.5
Net loss			(31.1)				(31.1)
Other comprehensive income				(0.1)			(0.1)
Ending balance (shares) at Sep. 30, 2019	11,263,261
Ending balance at Sep. 30, 2019		13.5	(165.6)	(0.1)			$ (152.2)
Beginning balance (shares) at Dec. 31, 2019					8,703,846	7,107,930	31,557,107
Beginning balance at Dec. 31, 2019					$ 119.8	$ 299.4	$ 480.2
Ending balance (shares) at Mar. 31, 2020							31,557,107
Ending balance at Mar. 31, 2020							$ 480.2
Beginning balance (shares) at Dec. 31, 2019	11,271,228						11,271,228
Beginning balance at Dec. 31, 2019	$ 0.0	15.7	(198.3)	0.1			$ (182.5)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	54,374
Stock-based compensation		2.2					2.2
Net loss			(36.5)				(36.5)
Ending balance (shares) at Mar. 31, 2020	11,825,602
Ending balance at Mar. 31, 2020		30.1	(234.8)	0.1			$ (204.6)
Beginning balance (shares) at Dec. 31, 2019					8,703,846	7,107,930	31,557,107
Beginning balance at Dec. 31, 2019					$ 119.8	$ 299.4	$ 480.2
Ending balance (shares) at Sep. 30, 2020							0
Ending balance at Sep. 30, 2020							$ 0.0
Beginning balance (shares) at Dec. 31, 2019	11,271,228						11,271,228
Beginning balance at Dec. 31, 2019	$ 0.0	15.7	(198.3)	0.1			$ (182.5)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)							92,157
Net loss							$ (88.4)
Ending balance (shares) at Sep. 30, 2020	56,584,029						56,584,029
Ending balance at Sep. 30, 2020	$ 0.0	855.0	(286.7)	0.7			$ 569.0
Beginning balance (shares) at Mar. 31, 2020							31,557,107
Beginning balance at Mar. 31, 2020							$ 480.2
Ending balance (shares) at Jun. 30, 2020							31,557,107
Ending balance at Jun. 30, 2020							$ 480.2
Beginning balance (shares) at Mar. 31, 2020	11,825,602
Beginning balance at Mar. 31, 2020		30.1	(234.8)	0.1			(204.6)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	30,562
Exercise of stock options		0.1					0.1
Repayment of partial recourse loan		1.3					1.3
Repayment of partial recourse loan (shares)	513,537
Stock-based compensation		2.4					2.4
Net loss			(21.0)				(21.0)
Other comprehensive income				0.2			0.2
Ending balance (shares) at Jun. 30, 2020	12,369,701
Ending balance at Jun. 30, 2020	$ 0.0	33.9	(255.8)	0.3			$ (221.6)
Ending balance (shares) at Sep. 30, 2020							0
Ending balance at Sep. 30, 2020							$ 0.0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Issuance of common stock upon closing of initial public offering (shares)	12,650,000
Issuance of common stock upon closing of initial public offering, net of issuance costs and underwriting fees of $28.9 million		338.0					338.0
Exercise of stock options (shares)	7,221
Exercise of stock options		0.2					0.2
Stock-based compensation		2.7					2.7
Net loss			(30.9)				(30.9)
Other comprehensive income				0.4			$ 0.4
Ending balance (shares) at Sep. 30, 2020	56,584,029						56,584,029
Ending balance at Sep. 30, 2020	$ 0.0	$ 855.0	$ (286.7)	$ 0.7			$ 569.0